Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

(Euro thousands)	Land	Buildings	Machinery and equipment	Leasehold improvements	Office equipment	Tangible fixed assets in progress	Other	Total
Historical cost
At January 1, 2022	4,718	49,291	82,621	79,679	46,321	719	2,707	266,056
Additions	—	3,767	1,512	8,406	1,744	3,990	85	19,504
Disposals	—	(685)	(2,431)	(11,828)	(3,153)	—	(81)	(18,178)
Transfer from tangible fixed assets in progress	—	—	228	2,041	305	(2,574)	—	—
Net foreign exchange differences	92	675	2,567	1,996	741	9	21	6,101

At December 31, 2022	4,810	53,048	84,497	80,294	45,958	2,144	2,732	273,483
Reclassification	—	(19,342)	—	19,342	—	—	—	—
Additions	—	85	501	6,294	1,299	5,153	62	13,394
Disposals	—	(22)	(21,370)	(6,067)	(1,389)	(38)	(258)	(29,144)
Transfer from tangible fixed assets in progress	—	13	700	3,181	365	(4,265)	6	—
Net foreign exchange differences	(62)	(200)	(1,288)	(2,948)	(620)	(98)	(8)	(5,224)

At December 31, 2023	4,748	33,582	63,040	100,096	45,613	2,896	2,534	252,509

Depreciation and impairment
At January 1, 2022	—	(36,877)	(80,099)	(62,458)	(43,467)	—	(2,591)	(225,492)
Depreciation	—	(1,777)	(1,422)	(6,292)	(1,975)	—	(64)	(11,530)
Impairment losses	—	(332)	—	(283)	337	—	—	(278)
Disposals	—	593	2,389	10,276	2,747	—	51	16,056
Net foreign exchange differences	—	(510)	(2,552)	(1,758)	(599)	—	(19)	(5,438)

At December 31, 2022	—	(38,903)	(81,684)	(60,515)	(42,957)	—	(2,623)	(226,682)
Reclassification	—	16,233	—	(16,233)	—	—	—	—
Depreciation	—	(677)	(1,403)	(7,934)	(1,240)	—	(65)	(11,319)
Impairment losses	—	(2,242)	(16)	(400)	(146)	—	—	(2,804)
Disposals	—	18	21,334	5,537	1,053	—	258	28,200
Net foreign exchange differences	—	158	1,253	1,842	566	—	8	3,827

At December 31, 2023	—	(25,413)	(60,516)	(77,703)	(42,724)	—	(2,422)	(208,778)

Carrying amount
At January 1, 2022	4,718	12,414	2,522	17,221	2,854	719	116	40,564

At December 31, 2022	4,810	14,145	2,813	19,779	3,001	2,144	109	46,801

At December 31, 2023	4,748	8,169	2,524	22,393	2,889	2,896	112	43,731